INCOME TAXES - Income Tax Recognized in Profit or Loss (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Current income tax expense	[1]	$ 341	$ 234	$ 167
Origination and reversal of temporary differences		16	59	67
Change in tax rates or the imposition of new taxes		0	96	27
Deferred tax assets (recognized)/not recognized		(95)	16	8
Total income tax expense		262	405	269
Net income before income tax and non-controlling interests		1,881	432	37
Income tax expense calculated at the domestic rates applicable to profits in the country concerned		576	179	70
Change in tax rates and new legislation		0	96	27
International operations subject to different tax rates		(1)	(2)	(3)
Taxable income attributable to non-controlling interests		(2)	(4)	(5)
Portion of gains subject to different tax rates		0	(37)	0
Deferred tax assets (recognized)/not recognized		(95)	16	8
Foreign exchange		12	2	17
Non-deductible dividends on exchangeable shares		42	30	18
Non-deductible remeasurement adjustments on exchangeable and class B shares		(280)	119	136
Permanent differences and other		10	6	1
Income tax expense recognized in profit or loss		$ 262	$ 405	$ 269

[1]	Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Basis of Presentation and Significant Accounting Policies, for further details.